Risk Management - Disclosure of contractual maturity of financial assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and balances at central banks	£ 180,365	£ 189,686	£ 202,142
Cash collateral and settlement balances	113,987	103,708
Debt securities at amortised cost	50,227	39,046
Loans and advances at amortised cost to banks and customers	144,827	146,201
Reverse repurchase agreements and other similar secured lending	3,393	1,103
Trading portfolio assets	166,244	174,566
Financial assets at fair value through the income statement	191,845	204,236
Derivative financial instruments	292,356	256,111
Financial assets at fair value through other comprehensive income	51,010	51,423
Assets included in disposal group classified as held for sale	9,854	3,916
Other financial assets	665	2,067
Total financial assets	1,204,773	1,172,063
Other assets	13,751	13,103
Total assets	1,218,524	1,185,166	1,203,500
Liabilities
Deposits at amortised cost from bank and customers	319,376	301,798
Cash collateral and settlement balances	104,627	92,988
Repurchase agreements and other similar secured borrowing	29,397	28,554
Debt securities in issue	35,803	45,653
Subordinated liabilities	41,875	35,903	38,253
Trading portfolio liabilities	56,182	57,761
Financial liabilities designated at fair value	279,777	298,573
Derivative financial instruments	279,331	249,880
Liabilities included in disposal group classified as held for sale	3,726	3,164
Other financial liabilities	4,868	6,288
Total financial liabilities	1,154,962	1,120,562
Other liabilities	4,342	4,100
Total liabilities	1,159,304	1,124,662	£ 1,144,600
Not more than one month
Assets
Cash and balances at central banks	180,365	189,686
Cash collateral and settlement balances	76,805	56,656
Debt securities at amortised cost	233	3
Loans and advances at amortised cost to banks and customers	22,523	21,083
Reverse repurchase agreements and other similar secured lending	299	204
Trading portfolio assets	166,244	174,566
Financial assets at fair value through the income statement	152,022	156,958
Derivative financial instruments	291,580	255,229
Financial assets at fair value through other comprehensive income	1,421	1,278
Assets included in disposal group classified as held for sale	0	0
Other financial assets	499	1,878
Total financial assets	891,991	857,541
Liabilities
Deposits at amortised cost from bank and customers	240,546	224,720
Cash collateral and settlement balances	75,019	64,130
Repurchase agreements and other similar secured borrowing	18,522	13,430
Debt securities in issue	2,912	2,563
Subordinated liabilities	0	257
Trading portfolio liabilities	56,182	57,761
Financial liabilities designated at fair value	156,917	181,214
Derivative financial instruments	278,657	249,404
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	4,333	6,014
Total financial liabilities	833,088	799,493
Over one month but not more than three months
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	37,182	47,052
Debt securities at amortised cost	352	4,781
Loans and advances at amortised cost to banks and customers	5,207	5,462
Reverse repurchase agreements and other similar secured lending	37	1
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	11,628	17,758
Derivative financial instruments	19	100
Financial assets at fair value through other comprehensive income	1,002	1,675
Assets included in disposal group classified as held for sale	3,710	0
Other financial assets	22	18
Total financial assets	59,159	76,847
Liabilities
Deposits at amortised cost from bank and customers	33,576	31,711
Cash collateral and settlement balances	29,608	28,858
Repurchase agreements and other similar secured borrowing	1,823	12,433
Debt securities in issue	15,264	17,004
Subordinated liabilities	818	121
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	23,502	31,970
Derivative financial instruments	27	21
Liabilities included in disposal group classified as held for sale	3,726	0
Other financial liabilities	4	5
Total financial liabilities	108,348	122,123
Over three months but not more than six months
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Debt securities at amortised cost	1,710	300
Loans and advances at amortised cost to banks and customers	7,067	8,269
Reverse repurchase agreements and other similar secured lending	292	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	4,467	6,213
Derivative financial instruments	333	0
Financial assets at fair value through other comprehensive income	110	283
Assets included in disposal group classified as held for sale	0	0
Other financial assets	126	152
Total financial assets	14,105	15,217
Liabilities
Deposits at amortised cost from bank and customers	27,124	20,530
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	84	1,307
Debt securities in issue	5,859	9,683
Subordinated liabilities	75	266
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	16,742	13,867
Derivative financial instruments	18	0
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	9	12
Total financial liabilities	49,911	45,665
Over six months but not more than one year
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Debt securities at amortised cost	1,194	3,910
Loans and advances at amortised cost to banks and customers	16,544	15,124
Reverse repurchase agreements and other similar secured lending	110	34
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	4,471	5,900
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	233	4,419
Assets included in disposal group classified as held for sale	0	3,916
Other financial assets	17	8
Total financial assets	22,569	33,311
Liabilities
Deposits at amortised cost from bank and customers	12,752	20,106
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	3,931	696
Debt securities in issue	3,469	7,286
Subordinated liabilities	80	204
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	15,331	14,579
Derivative financial instruments	0	0
Liabilities included in disposal group classified as held for sale	0	3,164
Other financial liabilities	19	24
Total financial liabilities	35,582	46,059
Over one year but not more than three years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Debt securities at amortised cost	15,393	11,033
Loans and advances at amortised cost to banks and customers	45,701	42,178
Reverse repurchase agreements and other similar secured lending	1,675	862
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	10,082	11,000
Derivative financial instruments	268	275
Financial assets at fair value through other comprehensive income	5,747	7,578
Assets included in disposal group classified as held for sale	6,144	0
Other financial assets	1	11
Total financial assets	85,011	72,937
Liabilities
Deposits at amortised cost from bank and customers	3,481	2,546
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	3,702	609
Debt securities in issue	713	2,405
Subordinated liabilities	11,431	11,232
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	28,332	23,460
Derivative financial instruments	185	28
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	71	87
Total financial liabilities	47,915	40,367
Over three years but not more than five years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Debt securities at amortised cost	11,921	8,527
Loans and advances at amortised cost to banks and customers	22,641	26,186
Reverse repurchase agreements and other similar secured lending	980	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	6,099	3,456
Derivative financial instruments	23	280
Financial assets at fair value through other comprehensive income	12,147	10,765
Assets included in disposal group classified as held for sale	0	0
Other financial assets	0	0
Total financial assets	53,811	49,214
Liabilities
Deposits at amortised cost from bank and customers	1,296	1,337
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	1,335	0
Debt securities in issue	2,164	800
Subordinated liabilities	6,444	7,151
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	19,087	13,994
Derivative financial instruments	255	55
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	40	66
Total financial liabilities	30,621	23,403
Over five years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Debt securities at amortised cost	19,424	10,492
Loans and advances at amortised cost to banks and customers	25,144	27,899
Reverse repurchase agreements and other similar secured lending	0	2
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	3,076	2,951
Derivative financial instruments	133	227
Financial assets at fair value through other comprehensive income	30,350	25,425
Assets included in disposal group classified as held for sale	0	0
Other financial assets	0	0
Total financial assets	78,127	66,996
Liabilities
Deposits at amortised cost from bank and customers	601	848
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	79
Debt securities in issue	5,422	5,912
Subordinated liabilities	23,027	16,672
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	19,866	19,489
Derivative financial instruments	189	372
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	392	80
Total financial liabilities	£ 49,497	£ 43,452